Note 9 - Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Stock by Class [Table Text Block]
	June 30, 2024
	Number of authorized shares	Number of issued shares
Shares of common stock	2,470,000,000	49,948,710
Series A Preferred Stock	30,000,000	-
Series B Preferred Stock		-
Series C Preferred Stock		2,374,219

	December 31
	2023	2022	2023	2022
	Number of authorized shares	Number of authorized shares	Number of issued shares	Number of issued shares
Shares of common stock	2,470,000,000	2,470,000,000	35,369,877	2,552,744
Series A Preferred Stock			-	-
Series B Preferred Stock	30,000,000	30,000,000	14,578,833	-
Series C Preferred Stock			1,538,134	-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	2,386,677	$2.07	2.46
Warrants issued pursuant to units offering	836,531	2.56	-
Outstanding warrants, June 30, 2024	3,223,208	$2.19	2.19

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2022	123,333	$7.50	0.85
Warrants issued pursuant to issue of convertible debt and preferred shares to individual investors	198,482	3.00
Warrants issued pursuant to modification of convertible debt	526,749	0.75
Outstanding warrants, December 31, 2022	848,564	$2.26	2.50
Warrants issued pursuant to units offering	1,538,113	2.56
Outstanding warrants, December 31, 2023	2,386,677	$2.07	2.46

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31,2023	1,291,662	$2.16	6.18	$-
Options granted	-	-	-	-
Outstanding Options, June 30, 2024	1,291,662	$2.16	5.67	$-
	Number of Stock Options	Weighted Average Grant-Date Fair Value
Non-Vested Options, December 31, 2023	874,886	$0.50
Options granted	-	-
Options vested	(187,739)	0.62
Non-Vested Options, June 30, 2024	687,147	$0.46

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31, 2022	495,746	$4.70	6.90	$-
Options granted	795,916	0.58
Outstanding Options, December 31, 2023	1,291,662	$2.16	6.18	$-
	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2022	325,853	$2.20
Options granted	795,916	0.00
Options vested	(246,883)	1.15
Non-Vested Options, December 31, 2023	874,886	$0.50